PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	¥ 117,051	$ 16,859	¥ 138,075	¥ 175,008
Impairment charges	66,592	9,591	23,125
Property and equipment pledged as collateral	111,728		138,321		$ 16,092
Secured bank borrowings	78,445		118,355		11,298
Equipment under operating lease, cost	812,207		1,029,794		116,982
Equipment under operating lease, accumulated depreciation	354,207		432,874		$ 51,016
Impairment Write Off	¥ 4,360	$ 628	¥ 0	¥ 0